Annual Total Returns - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - Fidelity Advisor International Capital Appreciation Fund
Dec. 30, 2024
Fidelity Advisor International Capital Appreciation Fund - Class A
Bar Chart Table:
Annual Return 2014	2.57%
Annual Return 2015	2.70%
Annual Return 2016	(3.40%)
Annual Return 2017	35.50%
Annual Return 2018	(13.07%)
Annual Return 2019	32.36%
Annual Return 2020	21.90%
Annual Return 2021	12.03%
Annual Return 2022	(26.75%)
Annual Return 2023	27.30%
Fidelity Advisor International Capital Appreciation Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017